As filed with the Securities and Exchange Commission on March 8, 2007.

Registration No.  333-140323

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 3	☐ Post-Effective Amendment No. __

(Check appropriate box or boxes)

Exact Name of Registrant as Specified in Charter:	Area Code and Telephone Number:

SCHWARTZ INVESTMENT TRUST	(888) 726-9331

Address of Principal Executive Offices (Number, Street, City, State, Zip Code):

3707 West Maple Road
Suite 100
Bloomfield Hills, MI 48301

Name and Address of Agent for Service:	With copies to:

George P. Schwartz, President Schwartz Investment Counsel, Inc. 3707 West Maple Road, Suite 100 Bloomfield Hills, MI 48301	David M. Leahy, Esq. Sullivan & Worcester LLP 1666 K Street N.W. Suite 700 Washington, D.C. 20006	Fredrick G. Lautz, Esq. Quarles & Brady LLP 411 East Wisconsin Avenue Milwaukee, WI 53202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT THAT SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

Title of Securities Being Registered: Shares of beneficial interest of the Ave Maria Rising Dividend Fund, a series of the Registrant.

The Registrant has previously registered an indefinite number of its shares pursuant to Section 24(f) under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is due in reliance on Section 24(f).

Incorporation By Reference of Parts A and B

The Registrant hereby incorporates by reference into this filing the Proxy Statement and Prospectus and related proxy materials included as Part A of Pre-Effective Amendment No. 2 ("Amendment No. 2") to this Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 5, 2007, and also incorporates by reference into this filing the Statement of Additional Information included as Part B of said Amendment No. 2.

SCHWARTZ INVESTMENT TRUST

AVE MARIA RISING DIVIDEND FUND

Part C.  Other Information

Item 15.      Indemnification

Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

"Section 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, and its investment adviser. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Trustees and officers of Registrant will not seek recovery of losses under the policy without having first received an opinion of counsel of Registrant or a decision from a court of appropriate jurisdiction that recovery under the policy is not contrary to public policy as expressed in Section 17(h) of the 1940 Act or otherwise.

The Advisory Agreements with Schwartz Investment Counsel, Inc. (the "Adviser") provide that the Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Agreement, or in accordance with (or in the absence of) specific directions or instructions from Registrant, provided, however, that such acts or omissions shall not have resulted from Adviser's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the Adviser in its actions under the Agreement or breach of its duty or of its obligations thereunder.

The Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor") provides that the Distributor, its directors, officers, employees, partners, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of Distributor's duties or from the reckless disregard by any of such persons of Distributor's obligations and duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

Notwithstanding any provisions to the contrary in Registrant's Agreement and Declaration of Trust, in Ohio law or in the Advisory Agreement, and the Distribution Agreement, Registrant will not indemnify its Trustees and officers, the Adviser or the Distributor for any liability to the Registrant or its shareholders to which such persons would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties ("disabling conduct") or (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of Registrant as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion. Registrant may advance attorneys' fees or other expenses incurred by the indemnitee in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determine that he is entitled to indemnification, so long as one of the following conditions is met: (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

Item 16.      Exhibits

See Exhibit Index following the Signature Page of this Registration Statement, which Exhibit Index is incorporated herein by this reference.

Item 17.      Undertakings

(1)
The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registrant statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	Registrant undertakes that it will file, by post-effective amendment upon the closing of the Reorganization, an opinion and consent of counsel supporting the tax consequences of the Reorganization.

(4)
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

As required by the Securities Act of 1933, this Pre-Effective Amendment No. 3 to the Registration Statement on Form N-14/A has been signed on behalf of the Registrant, in the City of Bloomfield Hills, and the State of Michigan, on the 8th day of March, 2007.

SCHWARTZ INVESTMENT TRUST

By: /s/ George P. Schwartz
  George P. Schwartz, President

As required by the Securities Act of 1933, this Pre-Effective Amendment No. 3 to the Registration Statement on Form N-14/A has been signed on this 8th day of March, 2007 by the following persons in the capacities indicated.

Signature	Title
/s/ Gregory J. Schwartz Gregory J. Schwartz	Chairman and Trustee
/s/ George P. Schwartz George P. Schwartz	President and Trustee (Principal Executive Officer)
/s/ Timothy S. Schwartz Timothy S. Schwartz	Treasurer (Principal Financial and Accounting Officer)
/s/ Peter F. Barry Peter F. Barry	Trustee
/s/ Donald J. Dawson, Jr. Donald J. Dawson, Jr.	Trustee
/s/ John E. Barnds John E. Barnds	Trustee

SCHWARTZ INVESTMENT TRUST

EXHIBIT INDEX
TO
REGISTRATION STATEMENT ON FORM N-14

EXHIBIT NUMBER	DESCRIPTION	INCORPORATED BY REFERENCE	FILED HEREWITH

(1)	Agreement and Declaration of Trust	Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 filed on April 19, 2001

(2)	By-Laws	Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 filed on February 15, 2005

(3)	None

(4)	Agreement and Plan of Reorganization by and between The Catholic Funds, Inc. (on behalf of the Catholic Equity Fund) and the Registrant (on behalf of the Ave Maria Rising Dividend Fund)	Incorporated herein by reference to Appendix A attached to the Proxy Statement/Prospectus included as a part of this Registration Statement on Form N-14.

(5)	None

(6)	Investment Advisory Contract with respect to the Ave Maria Rising Dividend Fund) with Schwartz Investment Counsel, Inc.	Incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 filed on February 15, 2006

(7)	Distribution Agreement	Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 filed on February 15, 2005.

(8)	None

(9)	Custody Agreement	Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 filed on February 15, 2005.

(10)	Shareholder Servicing (12b-1) Plan	Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 filed on April 30, 2003

(11)	Opinion of Counsel regarding the legality of securities being registered, including a Consent of Counsel		X

EXHIBIT NUMBER	DESCRIPTION	INCORPORATED BY REFERENCE	FILED HEREWITH

(12)	Form of Opinion of Counsel regarding certain tax matters and consequences to shareholders, including a Consent of Counsel	Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to this Registration Statement on Form N-14 filed on March 5, 2007

(13)(a)	Expense Limitation Agreement (with respect to the Ave Maria Rising Dividend Fund) with Schwartz Investment Counsel Inc.	Incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 filed on February 15, 2006
(13)(b)	Addendum to Expense Limitation Agreement (with respect to the Ave Maria Rising Dividend Fund) with Schwartz Investment Counsel Inc.	Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to this Registration Statement on Form N-14 filed on March 5, 2007

(14)(a)	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)	Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to this Registration Statement on Form N-14 filed on March 5, 2007

(14)(b)	Consent of Independent Registered Public Accounting Firm (Pricewaterhouse-Coopers, LLP)	Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to this Registration Statement on Form N-14 filed on March 5, 2007

(15)	None

(16)	None

(17)	Form of Proxy	Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to this Registration Statement on Form N-14 filed on March 5, 2007